                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-07021

                      (Investment Company Act File Number)

                    Federated Investment Series Funds, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.93
Income From Investment Operations:
Net investment income	0.23
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.11
Less Distributions:
Distributions from net investment income	(0.24)
Net Asset Value, End of Period	$8.80
Total Return [2]	1.22%

Ratios to Average Net Assets:
Net expenses [3]	0.99	% [4]
Net investment income	5.28	% [4]
Expense waiver/reimbursement [5]	0.21	% [4]
Supplemental Data:
Net assets, end of period(000 omitted)	$541,866
Portfolio turnover	10%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006	2005 [1]	2004	2003	2002
$8.79	$9.09	$9.04	$8.49	$8.72

0.50	0.52	0.53	0.58	0.62
0.13	(0.31)	0.08	0.55	(0.25)
0.63	0.21	0.61	1.13	0.37

(0.49)	(0.51)	(0.56)	(0.58)	(0.60)
$8.93	$8.79	$9.09	$9.04	$8.49
7.47%	2.36%	6.89%	13.62%	4.43%

0.99%	1.06%	1.05%	1.05%	1.06%
5.48%	5.37%	5.81%	6.32%	7.13%
0.26%	0.19%	0.17%	0.16%	0.16%

$478,755	$442,294	$395,445	$377,436	$319,597
34%	34%	25%	28%	27%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.96
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.07
Less Distributions:
Distributions from net investment income	(0.20)
Net Asset Value, End of Period	$8.83
Total Return [2]	0.81%

Ratios to Average Net Assets:
Net expenses [3]	1.79	% [4]
Net investment income	4.50	% [4]
Expense waiver/reimbursement [5]	0.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$259,619
Portfolio turnover	10%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006	2005 [1]	2004	2003	2002
$8.82	$9.12	$9.06	$8.51	$8.74

0.43	0.45	0.46	0.51	0.55
0.13	(0.31)	0.08	0.55	(0.25)
0.56	0.14	0.54	1.06	0.30

(0.42)	(0.44)	(0.48)	(0.51)	(0.53)
$8.96	$8.82	$9.12	$9.06	$8.51
6.59%	1.53%	6.12%	12.69%	3.60%

1.79%	1.85%	1.85%	1.85%	1.86%
4.68%	4.57%	5.04%	5.52%	6.33%
0.21%	0.15%	0.12%	0.11%	0.11%

$292,622	$353,858	$417,278	$480,042	$426,299
34%	34%	25%	28%	27%

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.96
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.07
Less Distributions:
Distributions from net investment income	(0.20)
Net Asset Value, End of Period	$8.83
Total Return [2]	0.81%

Ratios to Average Net Assets:
Net expenses [3]	1.79	% [4]
Net investment income	4.49	% [4]
Expense waiver/reimbursement [5]	0.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,309
Portfolio turnover	10%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006	2005 [1]	2004	2003	2002
$8.82	$9.12	$9.07	$8.52	$8.74

0.43	0.45	0.46	0.51	0.54
0.13	(0.31)	0.07	0.55	(0.23)
0.56	0.14	0.53	1.06	0.31

(0.42)	(0.44)	(0.48)	(0.51)	(0.53)
$8.96	$8.82	$9.12	$9.07	$8.52
6.60%	1.54%	6.00%	12.68%	3.70%

1.79%	1.85%	1.85%	1.85%	1.86%
4.68%	4.57%	5.02%	5.52%	6.33%
0.21%	0.15%	0.12%	0.11%	0.11%

$95,453	$90,716	$89,339	$91,905	$77,272
34%	34%	25% %	28%	27%

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.97
Income From Investment Operations:
Net investment income	0.23
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.11
Less Distributions:
Distributions from net investment income	(0.24)
Net Asset Value, End of Period	$8.84
Total Return [2]	1.19%

Ratios to Average Net Assets:
Net expenses [3]	1.02	% [4]
Net investment income	5.25	% [4]
Expense waiver/reimbursement [5]	0.22	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$172,404
Portfolio turnover	10%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006	2005 [1]	2004	2003	2002
$8.83	$9.13	$9.07	$8.52	$8.75

0.50	0.52	0.53	0.57	0.61
0.13	(0.31)	0.08	0.55	(0.24)
0.63	0.21	0.61	1.12	0.37

(0.49)	(0.51)	(0.55)	(0.57)	(0.60)
$8.97	$8.83	$9.13	$9.07	$8.52
7.41%	2.32%	6.94%	13.53%	4.39%

1.03%	1.08%	1.08%	1.08%	1.09%
5.45%	5.34%	5.80%	6.28%	7.10%
0.21%	0.16%	0.14%	0.13%	0.13%

$170,464	$185,591	$211,844	$246,014	$252,905
34%	34%	25%	28%	27%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,012.20	$4.97
Class B Shares	$1,000	$1,008.10	$8.96
Class C Shares	$1,000	$1,008.10	$8.96
Class F Shares	$1,000	$1,011.90	$5.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$4.99
Class B Shares	$1,000	$1,016.01	$9.00
Class C Shares	$1,000	$1,016.01	$9.00
Class F Shares	$1,000	$1,019.85	$5.14

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	80.6%
U.S. Treasury and Agency Securities [3]	4.0%
Municipal Securities	1.6%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities [4,5]	0.0%
Securities Lending Collateral [6]	1.3%
Other Security Types [7]	1.8%
Cash Equivalents [8]	11.1%
Other Assets and Liabilities--Net [9]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Represents less then 0.1%.

6 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

7 Other Security Types consist of common stock and preferred stock.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--58.1%
		Basic Industry - Chemicals--0.5%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,540,803
1,900,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,757,500
		TOTAL	5,298,303
		Basic Industry - Metals & Mining--2.0%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,415,038
3,760,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	3,712,754
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	4,761,789
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,108,650
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	3,659,602
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,539,341
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,486,098
		TOTAL	21,683,272
		Basic Industry - Paper--2.0%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,546,604
6,980,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	7,569,866
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,287,125
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,235,610
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,912,985
		TOTAL	21,552,190
		Capital Goods - Aerospace & Defense--0.7%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,522,809
1,129,000		Raytheon Co., Note, 6.75%, 8/15/2007	1,131,656
2,840,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,824,838
		TOTAL	7,479,303
		Capital Goods - Building Materials--0.8%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,609,931
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,484,871
		TOTAL	8,094,802
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--1.4%
$2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$3,159,906
1,580,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,645,201
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	3,077,586
2,025,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,098,811
4,600,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	4,598,393
		TOTAL	14,579,897
		Capital Goods - Environmental--1.6%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	464,494
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	622,296
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,429,077
7,475,000		Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007	7,510,581
		TOTAL	17,026,448
		Communications - Media & Cable--2.2%
900,000		Comcast Corp., 7.05%, 3/15/2033	954,045
4,700,000		Comcast Corp., 7.125%, 6/15/2013	5,043,327
5,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,690,024
4,630,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	4,534,974
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	4,904,028
2,250,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,229,874
		TOTAL	23,356,272
		Communications - Media Noncable--0.7%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	647,755
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,208,176
		TOTAL	7,855,931
		Communications - Telecom Wireless--1.6%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,404,934
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,116,740
1,860,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,047,264
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	794,347
2,960,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,889,783
		TOTAL	17,253,068
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--2.8%
$3,810,000		BellSouth Corp., 5.20%, 9/15/2014	$3,713,884
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,849,250
1,040,000		Embarq Corp., 6.738%, 6/1/2013	1,067,054
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	4,916,747
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,754,028
1,390,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	1,482,313
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	6,956,588
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,215,344
		TOTAL	29,955,208
		Consumer Cyclical - Automotive--1.8%
2,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,603,217
7,740,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	7,603,514
2,530,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,787,296
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	2,089,500
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,784,212
		TOTAL	19,867,739
		Consumer Cyclical - Entertainment--1.5%
6,000,000		Carnival Corp., 3.75%, 11/15/2007	5,953,537
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	3,909,773
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,484,551
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,845,904
		TOTAL	16,193,765
		Consumer Cyclical - Lodging--0.1%
1,530,000	[1,2]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,498,916
		Consumer Cyclical - Retailers--0.9%
2,166,991	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	2,032,063
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	503,146
1,700,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,681,182
2,180,000		Costco Wholesale Corp., 5.30%, 3/15/2012	2,170,618
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018	886,284
2,560,000		Target Corp., Note, 5.875%, 7/15/2016	2,604,411
		TOTAL	9,877,704
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Services--0.8%
$7,475,000		Boston University, 7.625%, 7/15/2097	$8,421,911
		Consumer Non-Cyclical Food/Beverage--1.6%
3,030,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	3,011,857
2,550,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	2,521,799
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,393,355
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,001,951
3,630,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	3,720,897
3,220,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	3,349,929
		TOTAL	16,999,788
		Consumer Non-Cyclical Health Care--0.5%
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,312,806
2,040,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	1,978,940
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,551,230
		TOTAL	5,842,976
		Consumer Non-Cyclical Pharmaceuticals--1.5%
4,485,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	4,357,887
3,660,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,459,836
1,920,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	2,061,420
2,020,000		Wyeth, 5.45%, 4/1/2017	1,983,865
4,000,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	3,984,796
		TOTAL	15,847,804
		Consumer Non-Cyclical Tobacco--0.1%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,376,058
		Energy - Independent--1.6%
4,240,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	4,193,500
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	435,731
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,465,111
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	497,747
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,844,335
3,072,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,986,390
		TOTAL	17,422,814
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--2.0%
$4,100,000		Conoco, Inc., 7.25%, 10/15/2031	$4,730,660
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,114,018
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	498,352
1,500,000	[1,2]	Lukoil Intl Finance BV, 6.656%, 6/7/2022	1,504,170
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,093,290
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	231,220
3,173,373	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	3,169,714
4,150,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	4,045,108
		TOTAL	21,386,532
		Energy - Oil Field Services--0.3%
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,020,838
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	226,343
		TOTAL	3,247,181
		Energy - Refining--0.2%
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,890,112
		Financial Institution - Banking--11.2%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,981,919
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	4,945,830
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	3,999,646
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,118,392
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,224,658
2,876,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	2,922,945
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,638,857
4,720,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	4,739,348
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,921,860
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,161,094
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,634,329
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,708,418
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,055,844
13,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	13,518,480
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,869,091
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,869,973
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,790,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	$1,777,524
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,156,387
4,020,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	4,202,247
2,520,000		Popular North America, Inc., 5.65%, 4/15/2009	2,516,745
10,511,111	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	11,672,949
3,870,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,777,693
1,700,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,663,261
5,580,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,366,299
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,737,445
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,284,435
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	475,364
2,400,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	2,503,953
3,370,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	3,275,060
		TOTAL	120,720,046
		Financial Institution - Brokerage--2.4%
4,255,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	5,032,785
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	986,207
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,874,737
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	198,179
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,076,788
8,140,000		Invesco PLC, Note, 4.50%, 12/15/2009	7,947,482
1,200,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	1,210,153
1,500,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,604,352
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	999,233
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	993,621
2,109,094	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	2,201,356
		TOTAL	26,124,893
		Financial Institution - Finance Noncaptive--2.1%
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,902,333
4,295,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	4,125,969
2,920,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	2,906,848
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	120,157
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,509,735
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,043,810
1,875,000		Residential Capital Corp., 6.00%, 2/22/2011	1,844,023
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,781,281
		TOTAL	22,234,156
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.1%
$810,000		Aetna US Healthcare, 5.75%, 6/15/2011	$817,611
		Financial Institution - Insurance - Life--1.9%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,458,202
7,800,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,047,929
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,209,464
3,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,297,012
		TOTAL	20,012,607
		Financial Institution - Insurance - P&C--1.8%
3,170,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,135,346
540,000		CNA Financial Corp., 6.50%, 8/15/2016	552,691
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,383,548
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,750,871
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	3,929,442
1,220,000		The Travelers Cos., Inc., Bond, 3/15/2067	1,199,258
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	261,142
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,158,833
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	5,681,696
		TOTAL	19,052,827
		Financial Institution - REITs--0.6%
2,000,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,000,647
1,500,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	1,486,087
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	190,228
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	445,974
2,330,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	2,339,583
		TOTAL	6,462,519
		Foreign-Local-Gov't--0.7%
7,900,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	8,094,807
		Municipal Services--0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,730,027
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,867,863
		TOTAL	4,597,890
Principal Amount			Value
		CORPORATE BONDS--continued
		Sovereign--0.6%
$3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	$3,929,198
2,715,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	3,023,424
		TOTAL	6,952,622
		Technology--1.3%
3,745,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	3,732,217
1,780,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,760,520
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,166,346
1,500,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,469,995
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,183,171
5,120,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	5,056,743
		TOTAL	14,368,992
		Transportation - Airlines--0.3%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	730,844
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,054,140
		TOTAL	2,784,984
		Transportation - Railroads--1.1%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,132,542
2,388,921		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,637,649
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,554,270
655,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	677,763
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,370,362
		TOTAL	11,372,586
		Transportation - Services--0.1%
1,570,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,572,140
		Utility - Electric--3.3%
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,442,986
1,310,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,301,615
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,309,150
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	1,920,948
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,820,389
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	$5,585,582
5,350,000	[1,2]	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	5,182,224
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,710,918
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,072,846
1,670,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,702,783
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,405,693
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,806,470
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	3,925,383
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,855,776
		TOTAL	35,042,763
		Utility - Natural Gas Distributor--0.7%
7,395,000		Atmos Energy Corp., 4.00%, 10/15/2009	7,158,361
		Utility - Natural Gas Pipelines--0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,032,346
		TOTAL CORPORATE BONDS (IDENTIFIED COST $627,473,887)	624,410,144
		CORPORATE NOTES--0.4%
		Communications - Telecom Wirelines--0.4%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)	4,493,401
		MORTGAGE--BACKED SECURITIES--0.0%
14,812		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	14,928
17,222		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	17,356
4,681		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	4,718
9,342		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	9,620
18,454		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	18,640
14,524		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	15,551
16,534		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	17,347
8,995		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	9,298
15,523		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	15,878
15,746		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	16,290
52,360		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	53,912
44,025		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	45,316
9,959		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	10,455
Principal Amount or Shares			Value
		MORTGAGE--BACKED SECURITIES--continued
$4,799		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	$5,010
21,695		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	22,876
15,465		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	16,712
13,255		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	13,737
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $298,949)	307,644
		MUNICIPALS--1.6%
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,151,458
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,135,330
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,729,230
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026	2,532,858
		TOTAL MUNICIPALS (IDENTIFIED COST $15,866,139)	16,548,876
		GOVERNMENTS/AGENCIES--1.0%
		Sovereign--1.0%
6,500,000		United Mexican States, 6.625%, 3/3/2015	6,981,975
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010	4,005,540
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,047,000)	10,987,515
		COMMON STOCK--0.0%
		Utility - Electric--0.0%
45	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,041)	3,955
		PREFERRED STOCKS--1.7%
		Financial Institution - Banking--0.6%
138,000		Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend	6,893,790
		Financial Institution - Brokerage--0.6%
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	6,410,950
		Financial Institution - REITs--0.5%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	5,200,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,816,388)	18,504,740
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY--0.1%
		Home Equity Loan--0.1%
$501,143	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $500,908)	$501,143
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Commercial Mortgage--0.0%
320,357		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	321,533
		Non-Agency Mortgage--0.0%
68,077	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.8941%, 1/28/2027	49,016
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $448,991)	370,549
		U.S. TREASURY--3.0%
		Treasury Securities--3.0%
3,000,000	[4]	United States Treasury Note, 4.25%, 11/15/2014	2,881,551
1,300,000		United States Treasury Note, 4.50%, 11/30/2011	1,281,601
11,500,000	[5]	United States Treasury Note, 4.75%, 3/31/2011	11,458,787
16,000,000	[4]	United States Treasury Note, 4.875%, 4/30/2011	16,008,925
		TOTAL U.S. TREASURY (IDENTIFIED COST $31,479,660)	31,630,864
		MUTUAL FUNDS--33.6% [6]
21,367		Federated Mortgage Core Portfolio	209,184
35,324,243		High-Yield Bond Portfolio	246,916,457
113,591,551	[7]	Prime Value Obligations Fund, Institutional Shares, 5.24%	113,591,551
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $420,919,414)	360,717,192
Principal Amount			Value
		REPURCHASE AGREEMENT--1.3%
$14,378,000		Interest in $4,800,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2042 for $4,800,709,333 on 6/1/2007. The market value of the underlying securities at the end of the period was $4,911,683,567 (purchased with proceeds from securities lending collateral). (AT COST)	$14,378,000
		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $1,142,824,512) [8]	1,082,854,023
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(8,655,883)
		TOTAL NET ASSETS--100%	$1,074,198,140

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $117,123,599, which represented 10.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $117,123,599, which represented 10.9% of total net assets.

3 Non-income producing security.

4 All or a portion of these securities are temporarily on loan to unaffiliated brokers/dealers.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6 Affiliated companies.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $1,146,334,061.

At May 31, 2007, the Fund had the following open futures contracts:

Description [3]	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation )
U.S. Treasury Notes 2-Year Long Futures	300	$ 61,139,063	September 2007	$(104,200)
U.S. Treasury Notes 5-Year Long Futures	1,040	$108,615,000	September 2007	$(353,099)
U.S. Treasury Notes 10-Year Long Futures	480	$ 51,060,000	September 2007	$(155,469)
U.S. Treasury Bond Short Futures	(155)	$ 16,914,375	September 2007	$ 20,031
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(592,737)

At May 31, 2007, the Fund had the following open swap contracts:

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Goldman Sachs LLP	Dow Jones CDXHY6100	Sell	3.25%	12/20/2011	$50,000,000	$(1,050,266)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $13,887,687 of securities loaned and $360,717,192 of investments in affiliated issuers (Note 5) (identified cost $1,142,824,512)		$1,082,854,023
Income receivable		10,911,676
Receivable for investments sold		40,529
Receivable for shares sold		2,193,635
TOTAL ASSETS		1,095,999,863
Liabilities:
Payable for investments purchased	$1,500,000
Payable for shares redeemed	2,015,161
Income distribution payable	892,249
Payable for distribution services fee (Note 5)	230,991
Payable for shareholder services fee (Note 5)	229,292
Payable for collateral due to broker for securities loaned	14,378,000
Payable for daily variation margin	182,812
Net payable for swap contracts	2,158,529
Accrued expenses	214,689
TOTAL LIABILITIES		21,801,723
Net assets for 121,811,423 shares outstanding		$1,074,198,140
Net Assets Consist of:
Paid-in capital		$1,188,960,580
Net unrealized depreciation of investments, futures contracts and swap contracts		(61,613,492)
Accumulated net realized loss on investments, futures contracts and swap contracts		(52,524,912)
Distributions in excess of net investment income		(624,036)
TOTAL NET ASSETS		$1,074,198,140

Statement of Assets and Liabilities-continued

May 31, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($541,866,405 ÷ 61,571,304 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.80
Offering price per share (100/95.50 of $8.80) [1]	$9.21
Redemption proceeds per share	$8.80
Class B Shares:
Net asset value per share ($259,619,088 ÷ 29,393,279 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share (94.50/100 of $8.83) [1]	$8.34
Class C Shares:
Net asset value per share ($100,308,922 ÷ 11,353,729 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share (99.00/100 of $8.83) [1]	$8.74
Class F Shares:
Net asset value per share ($172,403,725 ÷ 19,493,111 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.84
Offering price per share (100/99.00 of $8.84) [1]	$8.93
Redemption proceeds per share (99.00/100 of $8.84) [1]	$8.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $11,371,405 received from affiliated issuers (Note 5)		$11,946,073
Interest (including income on securities loaned of $20,256)		21,032,954
TOTAL INCOME		32,979,027
Expenses:
Investment adviser fee (Note 5)	$3,939,260
Administrative personnel and services fee (Note 5)	416,159
Custodian fees	24,324
Transfer and dividend disbursing agent fees and expenses	621,288
Directors'/Trustees' fees	12,675
Auditing fees	10,475
Legal fees	18,901
Portfolio accounting fees	84,792
Distribution services fee--Class B Shares (Note 5)	1,030,003
Distribution services fee--Class C Shares (Note 5)	363,674
Shareholder services fee--Class A Shares (Note 5)	515,731
Shareholder services fee--Class B Shares (Note 5)	343,334
Shareholder services fee--Class C Shares (Note 5)	118,735
Shareholder services fee--Class F Shares (Note 5)	198,962
Account administration fee--Class A Shares	599
Account administration fee--Class C Shares	321
Account administration fee--Class F Shares	727
Share registration costs	42,552
Printing and postage	61,131
Insurance premiums	4,445
Taxes	38,668
Miscellaneous	6,287
TOTAL EXPENSES	7,853,043

Statement of Operations-continued

Six Months Ended May 31, 2007 (unaudited)

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,089,936)
Waiver of administrative personnel and services fee	(15,930)
Reimbursement of shareholder services fee--Class A Shares	(7,147)
Reimbursement of shareholder services fee--Class F Shares	(4,606)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,117,619)
Net expenses			6,735,424
Net investment income			26,243,603
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			2,445,336
Net realized loss on futures contracts			(2,166,422)
Net realized loss on swap contracts			(589,153)
Net change in unrealized depreciation of investments			(12,774,773)
Net change in unrealized appreciation of futures contracts			(854,152)
Net change in unrealized depreciation of swap contracts			(576,911)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(14,516,075)
Change in net assets resulting from operations			$11,727,528

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,243,603	$52,917,784
Net realized loss on investments, futures contracts and swap contracts	(310,239)	(1,099,447)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(14,205,836)	18,153,372
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,727,528	69,971,709
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,732,475)	(25,111,889)
Class B Shares	(6,206,046)	(15,207,010)
Class C Shares	(2,207,893)	(4,368,416)
Class F Shares	(4,500,352)	(9,501,126)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,646,766)	(54,188,441)
Share Transactions:
Proceeds from sale of shares	153,995,667	214,379,452
Net asset value of shares issued to shareholders in payment of distributions declared	21,153,946	42,602,116
Cost of shares redeemed	(123,326,059)	(307,929,203)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,823,554	(50,947,635)
Change in net assets	36,904,316	(35,164,367)
Net Assets:
Beginning of period	1,037,293,824	1,072,458,191
End of period (including distributions in excess of net investment income of $(624,036) and $(220,873), respectively)	$1,074,198,140	$1,037,293,824

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the "Fund"). The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund (PVOF) which is managed by Federated Investment Management Company. PVOF is an open-end management investment company, registered under the Act. The investment objective of PVOF is to provide current income consistent with stability of principal and liquidity. Income distributions from PVOF are declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. A copy of the PVOF's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2007 is $50,000,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had net realized losses on futures contracts of $2,166,422.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$13,887,687	$14,378,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,798,072	$104,848,919	15,833,362	$138,477,761
Shares issued to shareholders in payment of distributions declared	1,287,054	11,407,639	2,390,048	20,867,782
Shares redeemed	(5,153,269)	(45,782,052)	(14,921,505)	(130,356,906)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,931,857	$70,474,506	3,301,905	$28,988,637

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,131,958	$10,094,915	2,687,137	$23,577,996
Shares issued to shareholders in payment of distributions declared	549,615	4,890,717	1,353,622	11,861,223
Shares redeemed	(4,958,650)	(44,233,394)	(11,508,823)	(100,870,709)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,277,077)	$(29,247,762)	(7,468,064)	$(65,431,490)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,134,329	$19,037,027	3,098,716	$27,186,001
Shares issued to shareholders in payment of distributions declared	151,996	1,353,301	301,531	2,643,620
Shares redeemed	(1,587,283)	(14,160,193)	(3,032,947)	(26,616,602)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	699,042	$6,230,135	367,300	$3,213,019

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,238,973	$20,014,806	2,857,592	$25,137,694
Shares issued to shareholders in payment of distributions declared	393,075	3,502,289	823,903	7,229,491
Shares redeemed	(2,146,909)	(19,150,420)	(5,699,393)	(50,084,986)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	485,139	$4,366,675	(2,017,898)	$(17,717,801)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,838,961	$51,823,554	(5,816,757)	$(50,947,635)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $1,146,334,061. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts and swap contracts was $63,480,038. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,256,925 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,736,963.

At November 30, 2006, the Fund had a capital loss carryforward of $46,396,752 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$20,569,670
2008	$ 2,000,841
2010	$15,739,984
2011	$ 2,824,073
2014	$ 5,262,184

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $1,068,937 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,930 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $84,970 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $82,205 in sales charges from the sale of Class A Shares. FSC also retained $3,871 of contingent deferred sales charges relating to redemptions of Class C Shares and $2,520 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2007, FSSC voluntarily reimbursed $11,753 of shareholder services fees. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $336 of Service Fees for the six months ended May 31, 2007.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $20,999 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007, were as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Federated Mortgage Core Portfolio	20,763	604	--	21,367	$209,184	$5,989
High-Yield Bond Portfolio	32,852,687	2,471,556	--	35,324,243	$246,916,457	$10,076,841
Prime Value Obligations Fund, Institutional Shares	-	141,338,657	27,747,106	113,591,551	$113,591,551	$1,288,575
TOTAL OF AFFILIATED TRANSACTIONS					$360,717,192	$11,371,405

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$89,997,418
Sales	$83,338,272

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that the Adviser has agreed to a reduction of approximately 19 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

2072302 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INVESTMENT SERIES FUNDS, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007